Initial Public Offering and Over-Allotment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Initial Public Offering and Over-Allotment [Abstract]
Initial Public Offering and Over-Allotment

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO and over-allotment, the Company sold 25,375,000 Units at a price of $10.00 per Unit. Each Unit consists of one Public Share and one-half of a Public Warrant. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).

Note 3 — Initial Public Offering and Over-Allotment

Pursuant to the IPO and over-allotment, the Company sold 25,375,000 Units at a price of $10.00 per Unit. Each Unit consists of one Public Share and one-half of a Public Warrant. Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).